Warrant Liability - Schedule of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current portion of warrant liability	$ 12	$ 6
Long-term portion of warrant liability		2,249
Warrant Liability [Member]
Statement Line Items [Line Items]
Balance - beginning of period	2,255	3,634
Issuance of warrants	2,325	3,457
Warrants exercised during the period		(318)
Net gain on change in fair value of warrant liability	(331)	(4,518)
Warrant liability reclassified to equity	(4,237)
Balance - end of period	12	2,255
Current portion of warrant liability	12	6
Long-term portion of warrant liability		$ 2,249